Note 22 - Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2024, finance lease		$ 19
2024, operating lease		582
2024, total leases		601
2025, finance lease		5
2025, operating lease		580
2025, total leases		585
2026, finance lease		0
2026, operating lease		262
2026, total leases		262
2027, finance lease		0
2027, operating lease		121
2027, total leases		121
Total lease payments to be paid, finance lease		24
Total lease payments to be paid, operating lease		1,545
Total lease payments to be paid, total leases		1,569
Less: future interest expense		(1)
Less: future interest expense		(84)
Less: future interest expense, total leases		(85)
Lease liabilities, finance lease		23	$ 0
Lease liabilities, operating lease		1,461	859
Lease liabilities, total leases		1,484
Less: current maturities, finance lease	$ (20)	(18)	0
Less: current maturities, operating lease	(532)	(532)	(209)
Less: current maturities, total leases		(550)
Long-term portion of lease liabilities, finance lease	0	5	0
Long-term portion of lease liabilities, operating lease	$ 853	929	$ 650
Long-term portion of lease liabilities, total leases		$ 934